COMMITMENTS AND CONTINGENT LIABILITIES Book value of assets pledged (Details) $ in Thousands	Dec. 31, 2018 USD ($)	Dec. 31, 2017 USD ($)
Other Commitments [Line Items]
Other Commitment	$ 3,400	$ 0
Number of vessels committed to vessel upgrades	4
Book value of assets pledged under ship mortgages	$ 1,527,000	$ 1,908,000
Number of vessels under capital lease obligations held as vessels under capital lease	7
Number of vessels under capital lease obligations held as investments in direct financing lease assets	4
Number of vessels under capital lease obligation	2	11
Debt, Long-term and Short-term, Combined Amount	$ 1,460,347
Long-term debt	1,460,347	$ 1,522,900
Loans to related parties which are associates	310,144	314,000
Property Subject to Operating Lease [Member]
Other Commitments [Line Items]
Book value of assets pledged under ship mortgages	1,424,400	1,576,300
Property subject to direct financing leases [Member]
Other Commitments [Line Items]
Book value of assets pledged under ship mortgages	103,100	331,300
Assets Held under Capital Leases [Member]
Other Commitments [Line Items]
Book value of assets pledged under ship mortgages	1,331,100	283,900
Property subject to capital lease, held as vessels under capital lease asset [Domain]
Other Commitments [Line Items]
Book value of assets pledged under ship mortgages	749,900	0
Property subject to capital lease, held as investments in direct financing lease assets [Domain]
Other Commitments [Line Items]
Book value of assets pledged under ship mortgages	581,200
Equity Accounted Subsidiaries [Member]
Other Commitments [Line Items]
Long-term debt	655,200	785,800
Ship Finance Ltd and Equity Accounting Subsidiaries [Member]
Other Commitments [Line Items]
Long-term debt	2,100,000	2,300,000
Financial Guarantee [Member]
Other Commitments [Line Items]
Guarantor Obligations, Current Carrying Value	266,100	235,000
Seadrill [Member]
Other Commitments [Line Items]
Loans to related parties which are associates	$ 342,000	$ 317,800